THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 30.6%
Automotive — 17.6%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (A)	$1,500,000	$1,535,436
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (A)	2,000,000	2,031,489
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (A)	800,265	800,546
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (A)	2,500,000	2,523,919
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E
5.490%, 01/18/22 (A)	2,250,000	2,264,884
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (A)	2,000,000	2,002,593
Carvana Auto Receivables Trust 2019-1, Ser 2019-1A, Cl E
5.640%, 01/15/26 (A)	500,000	503,395
CPS Auto Receivables Trust 2019-B, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	499,866
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	1,500,000	1,505,188
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,118,443
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (A)	1,500,000	1,511,347
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,606,379
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,209,703
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	2,000,000	2,020,015
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	1,342,492	1,358,724
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (A)	1,500,000	1,559,855
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (A)	1,930,000	1,946,903
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (A)	1,500,000	1,523,430
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (A)	1,500,000	1,543,566
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	1,250,000	1,281,020

Description	Face Amount	Value
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	$900,000	$953,034
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	2,000,000	2,013,168
Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A
5.540%, 11/15/23 (A)	2,000,000	2,032,082
Honor Automobile Trust Securitization, Ser 2016-1A, Cl B
5.760%, 04/15/21 (A)	554,228	554,368
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (A)	1,000,000	449,690
LCM XXII, Ser 2018-22A, Cl BR
4.592%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (A)	1,500,000	1,472,140

		37,821,183

Commercial Mortgage-Backed Obligation — 0.4%
WFRBS Commercial Mortgage Trust 2014-C25, Ser C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	897,947

Credit Card — 3.9%
American Express Credit Account Master Trust, Ser 2018-5, Cl A
2.813%, VAR ICE LIBOR USD 1 Month+0.340%, 12/15/25	8,500,000	8,473,732

Other Asset-Backed Securities — 8.7%
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (A)	637,964	644,687
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (A)	577,212	581,638
CFG Investments, Ser 2017-1, Cl A
7.870%, 11/15/26 (A)	2,000,000	2,016,233
CLI Funding, Ser 2018-1A, Cl B
4.930%, 04/18/43 (A)	897,634	911,430
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (A)	1,500,000	1,529,208
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	1,945,000	1,658,214
Kabbage Funding, Ser 2019-1, Cl A
3.825%, 03/15/24 (A)	1,000,000	1,006,644
Kabbage Funding, Ser 2019-1, Cl C
4.611%, 03/15/24 (A)	789,000	794,957
MelTel Land Funding, Ser 2019-1A, Cl C
6.070%, 04/15/49 (A)	500,000	500,353
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	464,472	467,671
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	449,978	464,504
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (A)	1,000,000	1,006,858
SFS Asset Securitization, Ser 2018-1, Cl A
4.793%, 05/15/23 (A)	1,500,000	1,497,903

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (A)	$1,000,000	$1,004,022
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (A)	2,620,000	2,640,204
Stack Infrastructure Issuer Series 2019-1, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	998,333	1,020,015
Vantage Data Centers Issuer, Ser 2018-1A, Cl A2
4.072%, 02/16/43 (A)	988,333	1,000,313

		18,744,854

Total Asset-Backed Securities (Cost $65,774,972)		65,937,716

CORPORATE OBLIGATIONS — 27.9%
Communication Services — 2.2%
AT&T
4.300%, 02/15/30	2,639,000	2,702,941
Gogo Intermediate Holdings
9.875%, 05/01/24 (A)	375,000	383,329
Sprint
7.875%, 09/15/23	1,500,000	1,562,550

		4,648,820

Consumer Discretionary — 7.6%
Beazer Homes USA
8.750%, 03/15/22	1,000,000	1,045,000
Dillard’s
7.000%, 12/01/28	500,000	524,608
Expedia
3.800%, 02/15/28	2,000,000	1,969,549
Fresenius Medical Care US Finance II
4.750%, 10/15/24 (A)	400,000	417,997
Guanay Finance
6.000%, 12/15/20 (A)	192,271	194,434
INVISTA Finance
4.250%, 10/15/19 (A)	3,260,000	3,270,432
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,650,000
L Brands
6.950%, 03/01/33	1,867,000	1,582,283
Neiman Marcus Group
8.000%, 10/15/21 (A)	450,000	247,500
Panther BF Aggregator 2
8.500%, 05/15/27 (A)	3,000,000	3,102,000
Staples
10.750%, 04/15/27 (A)	500,000	508,125
Under Armour
3.250%, 06/15/26	2,000,000	1,845,337

		16,357,265

Energy — 3.8%
Cimarex Energy
4.375%, 06/01/24	1,000,000	1,039,461
Halliburton
7.450%, 09/15/39	572,000	762,436
Lloyds Banking Group
4.500%, 11/04/24	500,000	513,917
Murphy Oil
6.875%, 08/15/24	2,000,000	2,095,715
5.750%, 08/15/25	1,000,000	1,027,466

Description	Face Amount	Value
ONEOK
7.500%, 09/01/23	$1,704,000	$1,969,337
PHI
5.250%, 03/15/19 (C)	1,000,000	715,000

		8,123,332

Financials — 4.2%
Barclays
4.375%, 09/11/24	1,500,000	1,511,441
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,101,375
Credit Suisse Group
4.282%, 01/09/28 (A)	500,000	509,962
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,000,000	1,011,831
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/28	500,000	454,505
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,888,169
Jefferies Finance
7.375%, 04/01/20 (A)	1,000,000	1,002,000
UBS
5.125%, 05/15/24	1,500,000	1,569,459

		9,048,742

Health Care — 0.7%
Express Scripts Holding
3.400%, 03/01/27	1,500,000	1,459,646

Industrials — 2.5%
General Electric MTN
3.100%, 01/09/23	1,500,000	1,497,207
Great Lakes Dredge & Dock
8.000%, 05/15/22	2,010,000	2,123,063
MAI Holdings
9.500%, 06/01/23	1,000,000	955,000
Masco
7.750%, 08/01/29	770,000	921,278

		5,496,548

Information Technology — 3.2%
Avnet
4.625%, 04/15/26	1,000,000	1,017,270
DynCorp International
11.875% cash/0% PIK, 11/30/20 (D)	1,422,150	1,439,927
Keysight Technologies
4.600%, 04/06/27	1,000,000	1,037,309
Motorola Solutions
7.500%, 05/15/25	2,080,000	2,419,911
VeriSign
4.750%, 07/15/27	1,000,000	1,020,000

		6,934,417

Materials — 3.7%
Chemours
6.625%, 05/15/23	1,000,000	1,035,950
5.375%, 05/15/27	1,000,000	997,500
Georgia-Pacific
7.750%, 11/15/29	2,221,000	3,018,931
NOVA Chemicals
4.875%, 06/01/24 (A)	1,000,000	977,500
Vale Overseas
6.250%, 08/10/26	1,000,000	1,092,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
WRKCo
3.375%, 09/15/27	$1,000,000	$964,961

		8,086,842

Total Corporate Obligations (Cost $60,056,738)		60,155,612

COLLATERALIZED LOAN OBLIGATIONS — 27.9%
Collateralized Loan Obligation — 27.9%
BCC Funding XIII, Ser 2016-1, Cl E
6.000%, 11/20/22 (A)	1,500,000	1,524,142
BCC Middle Market, Ser 2018-1A, Cl B
5.592%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	974,423
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
9.192%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,438,690
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
9.842%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	2,000,000	1,990,428
Carlyle Global Market Strategies, Ser 2018-1A, Cl B
4.442%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (A)	2,000,000	1,939,160
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
4.388%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,206,665
Chenango Park, Ser 2018-1A, Cl B
4.447%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	968,935
CIFC Funding, Ser 2018-1A, Cl C
4.351%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	483,043
Fortress Credit Opportunities IX, Ser 2017-9A, Cl C
5.334%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,341,186
Galaxy XXIX, Ser 2018-29A, Cl D
5.084%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	487,561
Golub Capital Partners, Ser 2017-17A, Cl BR
5.480%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,485,743
Golub Capital Partners, Ser 2017-19RA, Cl B
5.136%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	1,980,292
Golub Capital Partners, Ser 2017-21A, Cl CR
5.030%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,812,530
Golub Capital Partners, Ser 2017-22A, Cl CR
4.442%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,419,144

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-23A, Cl BR
4.142%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	$1,000,000	$972,722
Golub Capital Partners, Ser 2017-23A, Cl CR
4.392%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	2,000,000	1,885,796
Golub Capital Partners, Ser 2017-24A, Cl DR
6.633%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	1,989,976
Golub Capital Partners, Ser 2018-26A, Cl BR
4.142%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	972,085
Golub Capital Partners, Ser 2018-36A, Cl B
4.383%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,886,990
Golub Capital Partners, Ser 2018-36A, Cl C
4.833%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,423,314
Jay Park, Ser 2018-1A, Cl BR
4.592%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	982,018
JFIN, Ser 2013-1A, Cl D
7.342%, VAR ICE LIBOR USD 3 Month+4.750%, 01/20/25 (A)	1,000,000	966,084
Madison Park Funding XII, Ser 2014-12A, Cl D
6.092%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,997,108
MCF IV, Ser 2017-1A, Cl CR
5.242%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	980,657
MCF VIII, Ser 2018-1A, Cl B
4.351%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,880,681
Northwoods Capital XV, Ser 2017-15A, Cl C
5.283%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	995,297
Oaktree, Ser 2014-2A, Cl D
7.842%, VAR ICE LIBOR USD 3 Month+5.250%, 10/20/26 (A)	3,000,000	2,970,333
OZLM Funding IV, Ser 2017-4A, Cl BR
4.792%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	1,965,728
OZLM XVI, Ser 2017-16A, Cl B
5.233%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	997,979
Parallel, Ser 2017-1A, Cl C
5.042%, VAR ICE LIBOR USD 3 Month+2.450%, 07/20/29 (A)	1,000,000	988,335
Race Point IX, Ser 2017-9A, Cl BR
4.747%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	3,000,000	2,893,764
Race Point IX, Ser 2017-9A, Cl DR
9.497%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,957,858
Sudbury Mill, Ser 2013-1A, Cl E
7.338%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	4,445,772

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount/ Shares	Value
TCI-Symphony CLO, Ser 2018-1A, Cl BR
4.247%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (A)	$2,000,000	$1,982,212
Thayer Park, Ser 2017-1A, Cl D
8.692%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	976,953
Zais, Ser 2017-1A, Cl C
5.397%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	1,000,640

		60,164,244

Total Collateralized Loan Obligations (Cost $60,660,034)		60,164,244

MORTGAGE-BACKED SECURITIES — 4.4%
Commercial Mortgage-Backed Obligation — 4.4%
A10 Securitization, Ser 2013-1, Cl D
7.070%, 03/15/35 (A)	1,500,000	1,484,874
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.603%, 12/10/47 (B)	1,000,000	1,001,572
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.997%, 02/15/41 (A)(B)	574,219	35,602
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (A)(B)	1,000,000	988,620
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.970%, 07/25/49 (A)(B)	1,500,000	1,519,371
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.933%, 12/25/49 (A)(B)	2,000,000	2,001,686
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.882%, 11/25/50 (A)(B)	1,250,000	1,245,825
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
7.791%, 04/15/35 (A)(B)	48,116	19,202
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	181,369	181,480
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.728%, 05/10/45 (A)(B)	1,000,000	1,049,115

		9,527,347

Total Mortgage-Backed Securities (Cost $9,703,909)		9,527,347

COMMON STOCK — 0.1%
Erickson*(E)	3,761	157,962

Total Common Stock (Cost $1,829,567)		157,962

CASH EQUIVALENT — 0.2%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $443,521)	443,521	443,521

Description	Face Amount	Value
REPURCHASE AGREEMENT(F) — 8.4%
Kgs Alpha Overnight**** 2.800%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $18,001,400 (collateralized by various GNMA obligations, par value $64,640 - $15,705,691, 1.291% - 5.169%, 07/20/39 - 03/20/69, with total market value of $18,677,650)	$18,000,000	$18,000,000

Total Repurchase Agreement (Cost $18,000,000)		18,000,000

Total Investments — 99.5% (Cost $216,468,741)		$214,386,402

Percentages are based on Net Assets of $215,387,752.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2019.
****	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2019 was $134,202,619 and represents 62.3% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Security in default on interest payments.
(D)	Distributions are paid-in-kind.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

FMAC- Freddie Mac

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

USD — U.S. Dollar

VAR — Variable

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$65,937,716	$—	$65,937,716
Corporate Obligations	—	60,155,612	—	60,155,612
Collateralized Loan Obligations	—	60,164,244	—	60,164,244
Mortgage-Backed Securities	—	9,527,347	—	9,527,347
Cash Equivalent	443,521	—	—	443,521
Common Stock	—	—	157,962	157,962
Repurchase Agreement	—	18,000,000	—	18,000,000

Total Investments in Securities	$443,521	$213,784,919	$157,962	$214,386,402

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 96.4%
Communication Services — 14.2%
Alphabet, Cl A*	8,754	$10,495,696
Alphabet, Cl C*	7,720	9,175,066
Comcast, Cl A	136,000	5,920,080
Electronic Arts*	44,000	4,164,600
Facebook, Cl A*	53,690	10,383,646
Netflix*	15,000	5,558,100

		45,697,188

Consumer Discretionary — 21.2%
Alibaba Group Holding ADR*	30,500	5,659,885
Amazon.com*	14,271	27,493,367
Booking Holdings*	2,170	4,025,328
Home Depot	53,090	10,814,433
Las Vegas Sands	59,000	3,955,950
O’Reilly Automotive*	7,000	2,649,990
Starbucks	67,550	5,247,284
TJX	78,000	4,280,640
Ulta Salon Cosmetics & Fragrance*	12,000	4,187,760

		68,314,637

Consumer Staples — 1.5%
Costco Wholesale	20,132	4,943,010

Energy — 2.5%
EOG Resources	46,500	4,466,325
Marathon Petroleum	57,000	3,469,590

		7,935,915

Financials — 4.2%
Charles Schwab	106,500	4,875,570
JPMorgan Chase	45,500	5,280,275
Moody’s	17,405	3,422,171

		13,578,016

Health Care — 13.2%
AbbVie	30,000	2,381,700
Agilent Technologies	46,700	3,665,950
Becton Dickinson	23,250	5,597,205
Boston Scientific*	135,000	5,011,200
Danaher	45,750	6,059,130
Edwards Lifesciences*	7,000	1,232,490
Humana	17,000	4,341,970
UnitedHealth Group	22,800	5,313,996
Vertex Pharmaceuticals*	22,000	3,717,560
Zoetis, Cl A	51,735	5,268,692

		42,589,893

Industrials — 5.3%
Boeing	12,875	4,862,759
Canadian Pacific Railway	23,540	5,274,608
Caterpillar	28,000	3,903,760
Fortive	37,000	3,194,580

		17,235,707

Information Technology — 30.6%
Adobe*	14,500	4,194,125
Apple	43,396	8,708,275
Autodesk*	24,000	4,277,040
Mastercard, Cl A	60,910	15,485,759
Microsoft	170,500	22,267,300
PayPal Holdings*	57,520	6,486,530
salesforce.com*	53,635	8,868,547
ServiceNow*	23,000	6,244,730
Visa, Cl A	94,600	15,555,078

Description	Shares	Value
Workday, Cl A*	32,000	$6,580,160

		98,667,544

Materials — 2.2%
Sherwin-Williams	10,000	4,548,300
Vulcan Materials	20,000	2,522,200

		7,070,500

Real Estate — 1.5%
American Tower ‡	25,500	4,980,150

Total Common Stock (Cost $164,209,514)		311,012,560

CASH EQUIVALENT — 4.3%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $13,910,602)	13,910,602	13,910,602

Total Investments — 100.7% (Cost $178,120,116)		$324,923,162

Percentages are based on Net Assets of $322,719,310.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2019.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 48.1%
Automotive — 28.6%
Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/22	$1,500,000	$1,497,187
American Credit Acceptance Receivables Trust, Ser 2016-4, Cl C
2.910%, 02/13/23 (A)	3,250,453	3,250,591
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C
2.860%, 06/12/23 (A)	718,664	718,089
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	1,004,833
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (A)	2,550,000	2,561,367
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	999,536
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	4,043,792
CPS Auto Receivables Trust, Ser 2018-D, Cl D
4.340%, 09/16/24 (A)	1,500,000	1,528,074
Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl B
3.750%, 04/17/28 (A)	2,700,000	2,733,337
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/23 (A)	1,458,119	1,469,921
DT Auto Owner Trust, Ser 2016-1A, Cl D
4.660%, 12/15/22 (A)	1,560,133	1,572,827
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	894,995	905,816
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (A)	3,000,000	3,021,320
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl B
3.060%, 05/15/23 (A)	3,200,000	3,202,987
First Investors Auto Owner Trust, Ser 2017-1A, Cl D
3.600%, 04/17/23 (A)	5,000,000	5,024,780
Flagship Credit Auto Trust, Ser 2016-4, Cl C
2.710%, 11/15/22 (A)	99,000	98,793
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (A)	4,935,000	5,064,233
Ford Credit Auto Lease Trust, Ser 2018-B, Cl A4
3.300%, 02/15/22	1,500,000	1,517,684
GM Financial Automobile Leasing Trust, Ser 2018-1, Cl A4
2.680%, 12/20/21	2,000,000	1,999,538
GM Financial Consumer Automobile Receivables Trust, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,171,950	1,166,544
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/23	1,240,000	1,235,799

Description	Face Amount	Value
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
4.981%, VAR ICE LIBOR USD 1 Month+2.500%, 04/10/30 (A)	$2,000,000	$2,007,726
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/22 (A)	3,000,000	3,028,129
Master Credit Card Trust, Ser 2019-1A, Cl A
2.967%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/22 (A)	3,000,000	3,008,149
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/23 (A)	1,500,000	1,507,491
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	1,000,000	988,805
Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3
2.120%, 04/18/22	3,500,000	3,481,781
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (A)	3,750,000	3,802,871
OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3
3.390%, 09/12/22 (A)	1,250,000	1,259,137
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3
2.820%, 06/10/21 (A)	661,038	660,538
OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3
2.450%, 12/10/21 (A)	1,250,000	1,243,307
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.290%, 10/17/22	2,250,000	2,257,685
SoFi Consumer Loan Program, Ser 2019-1, Cl B
3.450%, 02/25/28 (A)	2,400,000	2,423,559
Synchrony Card Issuance Trust, Ser 2018-A1, Cl A
3.380%, 09/15/24	3,100,000	3,156,948
Toyota Auto Receivables Owner Trust, Ser 2017-B, Cl A4
2.050%, 09/15/22	1,000,000	991,785
United Auto Credit Securitization Trust, Ser 2018-2, Cl B
3.560%, 08/10/22 (A)	2,150,000	2,156,435
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/43 (A)	3,983,333	4,075,213
Volvo Financial Equipment, Ser 2018-1A, Cl A4
2.760%, 10/17/22 (A)	4,500,000	4,511,806
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl D
4.100%, 06/15/21 (A)	970,000	974,356
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (A)	2,000,000	2,002,954
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,535,035
World Omni Auto Receivables Trust, Ser 2018-C, Cl A3
3.130%, 11/15/23	3,000,000	3,030,714

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
World Omni Automobile Lease Securitization Trust, Ser 2019-A, Cl A4
3.010%, 07/15/24	$1,750,000	$1,764,091

		94,485,563

Credit Cards — 13.1%
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
2.983%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/24	2,500,000	2,517,429
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
2.883%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/25	5,000,000	5,023,913
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
3.053%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	9,500,000	9,524,858
Chase Issuance Trust, Ser 2017-A1, Cl A
2.773%, VAR ICE LIBOR USD 1 Month+0.300%, 01/15/22	4,000,000	4,006,048
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
3.107%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/26	7,000,000	7,048,696
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
2.833%, VAR ICE LIBOR USD 1 Month+0.360%, 04/15/25	5,000,000	5,002,986
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.923%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/22 (A)	5,000,000	5,009,001
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.963%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/24 (A)	5,000,000	5,011,202

		43,144,133

Other Asset-Backed Securities — 1.9%
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	536,071	545,842
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (A)	779,984	785,732
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (A)	2,000,000	1,993,997
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	1,533,333	1,532,947
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (A)	445,833	447,082
Westgate Resorts, Ser 2017-1A, Cl B
4.050%, 12/20/30 (A)	801,867	801,430

		6,107,030

Student Loan — 4.5%
AccessLex Institute, Ser 2002-A, Cl A2
1.970%, 09/25/37 (B)	600,000	596,679
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	2,484,528	2,451,646
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
3.986%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,891,844

Description	Face Amount	Value
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.977%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	$4,000,000	$3,954,722
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
3.986%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,982,344
SLM Student Loan Trust, Ser 2013-2, Cl B
3.977%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,982,060

		14,859,295

Total Asset-Backed Securities (Cost $156,618,050)		158,596,021

U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Bills
2.377%, 05/07/19 (C)	3,000,000	2,998,815
U.S. Treasury Notes
2.250%, 02/29/20	940,000	938,642
1.625%, 08/31/19 to 07/31/20	13,000,000	12,901,367
1.500%, 11/30/19 to 05/31/20	28,000,000	27,824,961
1.375%, 02/15/20	20,000,000	19,838,281
1.125%, 06/30/21 to 07/31/21	25,000,000	24,402,148

Total U.S. Treasury Obligations (Cost $89,894,832)		88,904,214

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
FFCB
1.950%, 03/14/22	3,000,000	2,966,972
1.875%, 08/16/21	5,000,000	4,949,108
FHLB
2.050%, 12/06/21	2,000,000	1,984,734
FHLMC
2.500%, 3.00%, 12/27/19, 12/27/22	10,000,000	9,994,827
2.125%, 01/26/22	500,000	497,272
2.020%, 09/29/22	5,000,000	4,934,795
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,131,719

Total U.S. Government Agency Obligations (Cost $30,655,347)		30,459,427

CORPORATE OBLIGATIONS — 6.1%
Consumer Discretionary — 1.2%
BMW US Capital
2.950%, 04/14/22 (A)	3,000,000	3,010,010
Volkswagen Group of America Finance
2.125%, 05/23/19 (A)	1,000,000	999,617

		4,009,627

Energy — 0.9%
BP AMI Leasing
5.523%, 05/08/19 (A)	3,000,000	3,001,660

Financials — 2.5%
Bank of America MTN
3.551%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	1,020,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Danske Bank MTN
2.800%, 03/10/21 (A)	$3,000,000	$2,968,206
JPMorgan Chase MTN
2.520%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,218,750
Morgan Stanley MTN
3.551%, VAR CPI YOY+2.000%, 12/15/19	1,000,000	1,002,500
Royal Bank of Canada MTN
2.750%, 02/01/22	2,000,000	2,004,741

		8,214,197

Information Technology — 0.6%
Microsoft
1.850%, 02/06/20	2,000,000	1,989,764

Sovereign — 0.9%
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/22	3,000,000	3,004,410

Total Corporate Obligations (Cost $20,148,672)		20,219,658

MORTGAGE-BACKED SECURITIES — 1.9%
Agency Mortgage-Backed Obligation — 1.4%
FHLMC
4.307%, VAR ICE LIBOR USD 6 Month+1.590%, 02/01/37	577,100	592,549
FHLMC REMIC, Ser 2010-3747, Cl UF
2.953%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	2,485,779	2,492,516
FNMA REMIC, Ser 2011-84, Cl F
2.827%, VAR LIBOR USD 1 Month+0.350%, 01/25/40	1,312,787	1,316,181
GNMA, Ser 2010-80, Cl F
2.881%, VAR LIBOR USD 1 Month+0.400%, 04/20/40	244,356	245,213

		4,646,459

Commercial Mortgage-Backed Obligation — 0.5%
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
5.044%, VAR LIBOR USD 1 Month+2.571%, 11/15/29 (A)	1,606,854	1,608,894

Total Mortgage-Backed Securities (Cost $6,221,988)		6,255,353

COMMERCIAL PAPER — 4.8%
Barton Capital S.A.
2.475%, 05/28/19	2,000,000	1,996,057
EXXON Corp
2.434%, 05/02/19	2,000,000	1,999,735
Ford Motor Credit Co LLC
3.064%, 06/03/19	2,000,000	1,994,229
John Deere Capital Corp
2.435%, 05/09/19	2,000,000	1,998,785
Liberty Street Funding LLC
2.484%, 05/06/19	900,000	899,631
Marriott International, Inc
3.498%, 05/22/19	2,500,000	2,495,882
Phillip Morris International, Inc
2.463%, 05/01/19	2,000,000	1,999,864

Description	Face Amount/ Shares	Value
Verizon Wireless
2.602%, 05/13/19	$2,400,000	$2,397,708

Total Commercial Paper (Cost $15,783,117)		15,781,891

CASH EQUIVALENT — 0.1%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $458,729)	458,729	458,729

REPURCHASE AGREEMENT(D) — 3.3%
KGS Alpha Overnight**** 2.750%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $11,000,840 (collateralized by various FMAC/FNMA/GNMA obligations, par value $3,543 - $7,720,350, 1.149% - 12.677%, 08/25/24 - 10/16/50, with total market value of $11,445,185)	$11,000,000	11,000,000

Total Repurchase Agreement (Cost $11,000,000)		11,000,000

Total Investments — 100.5% (Cost $330,780,735)		$331,675,293

Percentages are based on Net Assets of $329,993,125.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

**	Rate shown is the 7-day effective yield as of April 30, 2019.
****	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2019 was $109,020,318 and represents 33.0% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.

Cl — Class

CPI YOY- Consumer Price Index Year Over Year

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC- Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$158,596,021	$—	$158,596,021
U.S. Treasury Obligations	85,905,399	2,998,815	—	88,904,214
U.S. Government Agency Obligations	—	30,459,427	—	30,459,427
Corporate Obligations	—	20,219,658	—	20,219,658
Commercial Paper	—	15,781,891	—	15,781,891
Mortgage-Backed Securities	—	6,255,353	—	6,255,353
Cash Equivalent	458,729	—	—	458,729
Repurchase Agreement	—	11,000,000	—	11,000,000

Total Investments in Securities	$86,364,128	$245,311,165	$—	$331,675,293

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

FIA-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCK — 99.3%
Communication Services — 1.4%
Take-Two Interactive Software*	875	$84,726

Consumer Discretionary — 10.5%
Best Buy	634	47,176
Dick’s Sporting Goods	1,785	66,045
Dollar Tree*	1,643	182,833
Gentex	1,612	37,124
Leggett & Platt	2,463	96,944
Nordstrom	1,338	54,885
NVR*	25	78,812
Thor Industries	1,125	74,104

		637,923

Consumer Staples — 5.5%
Church & Dwight	1,553	116,397
Clorox	175	27,953
Hormel Foods	1,359	54,279
JM Smucker	1,072	131,459

		330,088

Energy — 5.2%
Cabot Oil & Gas	3,360	86,990
Encana	7,967	55,211
Noble Energy	3,051	82,560
Patterson-UTI Energy	6,423	87,289

		312,050

Financials — 15.1%
Cincinnati Financial	2,085	200,535
Commerce Bancshares	2,427	146,664
M&T Bank	1,082	184,016
Progressive	1,840	143,796
Synovus Financial	3,260	120,163
United Bankshares	3,090	121,252

		916,426

Health Care — 13.5%
Agilent Technologies	1,060	83,210
Cerner*	2,364	157,088
DENTSPLY SIRONA	2,107	107,731
Ionis Pharmaceuticals*	1,080	80,276
Mettler-Toledo International*	145	108,063
Quest Diagnostics	1,296	124,908
Sage Therapeutics*	600	100,938
Varian Medical Systems*	415	56,511

		818,725

Industrials — 12.3%
Alaska Air Group	3,060	189,414
Fluor	1,785	70,918
Hexcel	1,308	92,489
L3 Technologies	655	143,170
Masco	2,298	89,760
NOW*	4,715	68,933
Roper Technologies	245	88,126

		742,810

Information Technology — 13.4%
Analog Devices	1,284	149,252
Ciena*	4,736	181,673
Fidelity National Information Services	796	92,280
FLIR Systems	2,171	114,933
Juniper Networks	3,085	85,670
KLA-Tencor	896	114,222

Description	Shares	Value
Red Hat*	420	$76,663

		814,693

Materials — 4.8%
Newmont Goldcorp	2,126	66,033
Reliance Steel & Aluminum	1,186	109,065
Valvoline	6,192	114,552

		289,650

Real Estate — 10.4%
Apartment Investment & Management, Cl A ‡	3,584	176,906
CubeSmart ‡	5,184	165,422
Physicians Realty Trust ‡	7,967	143,884
Regency Centers ‡	2,163	145,289

		631,501

Utilities — 7.2%
Aqua America	3,385	132,218
Evergy	1,621	93,726
FirstEnergy	2,447	102,848
WEC Energy Group	1,349	105,802

		434,594

Total Common Stock (Cost $5,100,915)		6,013,186

CASH EQUIVALENT — 0.8%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $50,494)	50,494	50,494

Total Investments — 100.1% (Cost $5,151,409)		$6,063,680

Percentages are based on Net Assets of $6,060,178.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2019.
‡	Real Estate Investment Trust

Cl — Class

USD — U.S. Dollar

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 92.4%
Alabama — 1.3%
Alabama State, Ser B, GO
3.000%, 11/01/21	$2,000,000	$2,066,900

Arizona — 2.1%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,154,451
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,192,713
University of Arizona, Ser B, RB
4.000%, 06/01/25	1,000,000	1,128,540

		3,475,704

California — 2.0%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,610,000	1,626,921
California State, School Finance Authority, RB
Callable 02/01/24 @ 100 5.350%, 08/01/24	525,000	549,097
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,047,980

		3,223,998

Colorado — 1.5%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	612,008
5.000%, 12/15/25	460,000	547,676
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/23	250,000	284,585
5.000%, 12/15/24	300,000	349,719
5.000%, 12/15/26	500,000	603,455

		2,397,443

Connecticut — 1.4%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100 5.000%, 06/15/29	2,000,000	2,293,600

District of Columbia — 0.7%
District of Columbia, RB
4.000%, 10/01/20	305,000	307,516
4.000%, 10/01/22	895,000	909,884

		1,217,400

Florida — 1.3%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,080,700

Idaho — 0.3%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	520,530

Illinois — 5.8%
Chicago, O’Hare International Airport, Ser B, RB
Pre-Refunded @ 100 5.500%, 01/01/21(A)	1,030,000	1,096,373

Description	Face Amount	Value
Illinois State, GO
5.000%, 07/01/19	$500,000	$502,400
Illinois State, Ser A, GO
5.000%, 12/01/19	3,400,000	3,457,936
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	827,351
Railsplitter, Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,494,013
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,051,250

		9,429,323

Iowa — 0.6%
Hardin County, GO
2.500%, 06/01/19	925,000	925,546

Kansas — 1.8%
Geary County, GO
5.000%, 09/01/24	1,240,000	1,413,674
5.000%, 09/01/25	1,300,000	1,510,652

		2,924,326

Louisiana — 1.5%
Louisiana State, Ser D, GO
Callable 09/01/26 @ 100 5.000%, 09/01/29	2,000,000	2,389,880

Maryland — 1.6%
Maryland State, GO
5.000%, 03/15/29	2,000,000	2,554,880

Massachusetts — 0.6%
Fall River, GO
2.000%, 12/01/24	1,015,000	1,020,501

Michigan — 1.4%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,228,040
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,025,000

		2,253,040

Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100 2.600%, 09/01/42	641,185	625,437

Missouri — 1.1%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,727,318

New Hampshire — 0.7%
Grafton County, GO
3.000%, 07/01/22	1,140,000	1,182,465

New Mexico — 1.3%
New Mexico State, Severance Tax Permanent Fund, Ser B, RB
4.000%, 07/01/23	2,000,000	2,183,540

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
New York — 3.0%
Dunkirk City, School District, RB, AGM
4.000%, 06/15/21	$550,000	$576,752
4.000%, 06/15/22	835,000	893,801
New York City, Ser D, GO
Callable 02/01/23 @ 100 5.000%, 08/01/27	2,400,000	2,673,384
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	359,401
5.000%, 05/15/21	300,000	314,796

		4,818,134

Ohio — 0.7%
Ohio State, Ser A, GO
Callable 08/01/21 @ 100 5.000%, 02/01/31	1,000,000	1,070,700

Oklahoma — 1.8%
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100 3.750%, 03/01/44	552,523	575,994
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100 5.000%, 07/01/35	2,000,000	2,287,100

		2,863,094

Puerto Rico — 1.8%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB
Callable 05/31/19 @ 100 2.417%, 07/01/25(B)(C)	2,000,000	1,535,000
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18(C)	1,825,000	1,314,000

		2,849,000

Rhode Island — 1.3%
Rhode Island State, Ser A, GO
Callable 05/01/27 @ 100 3.000%, 05/01/33	2,000,000	2,027,540

South Carolina — 2.4%
Hilton Head Island, Ser C, GO
Callable 03/01/26 @ 100 2.250%, 03/01/33	530,000	490,033
2.125%, 03/01/32	520,000	481,177
2.000%, 03/01/30	495,000	471,195
2.000%, 03/01/31	5,000	4,656
South Carolina State, Ser F, GO
Callable 06/01/26 @ 100 2.000%, 06/01/27	2,380,000	2,392,400

		3,839,461

Tennessee — 1.1%
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	1,829,196

Texas — 48.2%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,014,100
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,259,750

Description	Face Amount	Value
Austin Independent School District, GO, PSF-GTD
Callable 08/01/28 @ 100 5.000%, 08/01/30	$1,000,000	$1,241,740
5.000%, 08/01/31	1,400,000	1,726,900
Bexar County, GO
Callable 06/15/26 @ 100 3.000%, 06/15/41	2,000,000	1,924,380
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	703,077
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	860,318
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21(D)	315,000	324,544
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,370,879
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	809,039
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,490,000	1,496,884
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	528,563
4.000%, 08/15/22	525,000	554,190
4.000%, 08/15/23	500,000	533,215
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,115,710
Dallas/Fort Worth, International Airport, Ser B, RB
5.000%, 11/01/19	1,000,000	1,016,770
Dallas/Fort Worth, International Airport, Ser F, RB
Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,269,320
Denton City, GO
Callable 02/15/26 @ 100 3.000%, 02/15/29	1,845,000	1,932,010
3.000%, 02/15/30	1,855,000	1,922,170
Denton County, GO
4.000%, 07/15/25	1,000,000	1,130,090
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,156,290
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,166,530
El Paso City, GO
Pre-Refunded @ 100 5.500%, 08/15/19(A)	1,000,000	1,011,200
El Paso County, Hospital District, GO
5.000%, 08/15/25	3,070,000	3,502,594
Georgetown, Utility System Revenue, RB
Callable 08/15/26 @ 100 4.000%, 08/15/29	1,000,000	1,114,070
Grand Prairie, Independent School District, Ser B, GO
Callable 08/15/26 @ 100 3.000%, 02/15/29	2,000,000	2,080,220
Greenville, Electric Utility System, RB
Callable 05/21/19 @ 100 5.000%, 02/15/20	1,000,000	1,001,810

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100 5.500%, 10/01/39	$1,000,000	$1,012,700
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,063,391
Houston, Independent School District, GO, PSF-GTD
Callable 02/15/27 @ 100 5.000%, 02/15/28	1,000,000	1,221,820
Kaufman County, GO, AGM
3.000%, 02/15/22	1,000,000	1,025,580
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	675,000	689,486
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,625,814
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,600,125
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,102,020
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	366,296
4.000%, 04/01/20	210,000	211,516
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	1,000,000	1,020,830
Polk County, GO, AGM
3.000%, 08/15/19	1,000,000	1,004,020
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,351,200
San Antonio, GO
5.000%, 02/01/22	1,000,000	1,090,160
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,198,940
Seminole, Hospital District, GO
Callable 02/15/26 @ 100 4.000%, 02/15/31	545,000	569,847
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,160,290
Texas State, College Student Loan, GO
Callable 08/01/19 @ 100 5.000%, 08/01/21	1,000,000	1,042,350
4.625%, 08/01/30	1,200,000	1,208,100
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	2,736,425
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,524,715
5.375%, 05/01/20	1,365,000	1,402,456
5.250%, 05/01/19	1,300,000	1,300,000
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,132,461

Description	Face Amount	Value
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	$1,400,000	$1,495,886
Texas State, RB
4.000%, 08/29/19	8,000,000	8,057,840
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,061,590

		78,042,221

Utah — 0.6%
Utah State, GO
5.000%, 07/01/19	1,000,000	1,005,650

Virginia — 2.8%
Fairfax County, Sewer Authority, RB
Pre-Refunded @ 100
4.000%, 07/15/19(A)	1,500,000	1,507,470
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	3,017,880

		4,525,350

Wisconsin — 1.3%
Green Bay City, Ser A, GO
Callable 04/01/26 @ 100 3.125%, 04/01/35	500,000	505,200
Oshkosh City, Ser H, GO
Callable 08/01/24 @ 100 2.375%, 08/01/30	585,000	579,074
Wisconsin State, Ser B, GO
Pre-Refunded @ 100 4.500%, 05/01/21(A)	1,000,000	1,056,580

		2,140,854

Total Municipal Bonds (Cost $147,882,204)		149,503,731

CASH EQUIVALENT — 6.5%
Federated Government Obligations Fund, Cl I, 2.310% * (Cost $10,482,552)	10,482,552	10,482,552

Total Investments — 98.9% (Cost $158,364,756)		$159,986,283

Percentages are based on Net Assets of $161,798,221.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

*	Rate shown is the 7-day effective yield as of April 30, 2019.
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(C)	Security in default on interest payments.
(D)	Security is escrowed to maturity.

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build America Mutual

Cl – Class

COP – Certificate of Participation

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

SAN – State Aid Note

Ser – Series

TA – Tax Allocation

The following is a list of the level of inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,503,731	$—	$149,503,731
Cash Equivalent	10,482,552	—	—	10,482,552

Total Investments in Securities	$10,482,552	$149,503,731	$—	$159,986,283

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

FIA-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 23.4%
Agency Mortgage-Backed Obligation — 10.7%
FHLMC
3.500%, 10/01/47	$25,046,519	$25,347,256
3.075%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	8,617,753	8,708,240
2.357%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	8,908,873	8,866,739
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	14,773,000	15,657,914
FHLMC REMIC, Ser 2011-3898, Cl FC
2.983%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	2,266,637	2,279,586
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	1,789,374	314,439
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,536,067
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	7,510,542	499,957
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	4,702,061	212,783
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	11,685,724	716,795
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	4,209,678	323,417
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	12,916,723	864,657
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	21,999,223	2,738,809
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	7,618,427	528,411
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	20,318,843	3,442,404
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	13,395,945	1,240,735
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	2,417,339	318,450
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	3,774,702	3,896,210
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	3,358,793	3,316,197
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	13,504,808	13,735,435
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	5,058,122
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	12,726,000	12,473,071
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,815,616
FHLMC, Ser 2017-4679, Cl HA
4.000%, 06/15/44	6,761,186	6,957,358
FHLMC, Ser 2017-4747, Cl HP
3.500%, 02/15/45	2,732,880	2,797,256
FHLMC, Ser 2018-4773, Cl DM
4.000%, 09/15/42	5,000,000	5,157,405
FNMA
5.500%, 04/01/38 to 05/01/44	8,548,430	9,397,105
4.671%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.261%, 01/01/38	2,409,433	2,539,419
4.500%, 08/01/41	6,342,194	6,721,095
4.000%, 03/01/47	2,006,909	2,090,063

Description	Face Amount	Value
3.500%, 08/01/46	$14,898,571	$15,043,883
3.287%, VAR ICE LIBOR USD 12 Month+1.756%, 02/01/42	4,678,716	4,758,446
3.000%, 10/01/32 to 10/01/47	55,531,203	54,831,391
2.798%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	4,558,200	4,591,210
2.710%, 08/01/23	270,052	271,234
2.500%, 11/01/31 to 01/01/57	34,427,851	33,521,519
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	3,605,703	278,577
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	18,072,847	3,512,310
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,585,642	307,079
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	2,476,077	497,599
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	4,079,592	803,678
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	3,360,741	709,218
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	5,118,706	1,037,888
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	8,409,121	787,713
FNMA, Ser 2010-155, Cl JC
4.000%, 12/25/39	27,000,000	27,943,577
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,019,404
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	5,739,200	473,156
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	12,987,559	944,918
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	17,170,599	2,795,789
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,968,689
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	10,068,367	688,475
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	9,768,905	9,647,767
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	11,633,626	1,445,934
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	3,775,887	423,571
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	10,132,881
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	7,103,593	7,216,990
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	5,273,342	282,096
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	18,594,357	4,269,062
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	2,026,381
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	3,935,640	367,303
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	9,087,463	974,168
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	7,746,738	374,845
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	5,200,553	653,599

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	$13,331,702	$1,103,452
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	12,714,008	944,030
GNMA, Ser 2016-H14, Cl FA
3.282%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,764,582	2,783,467
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	14,698,327	1,389,480
GNMA, Ser 53, Cl A
2.250%, 09/16/44	4,760,156	4,619,961

		372,991,751

Commercial Mortgage-Backed Obligation — 11.0%
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/48 (A)(B)	4,940,624	4,994,997
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.790%, 02/10/51 (A)	240,943	240,943
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.790%, 02/10/51 (A)(B)	4,925,000	3,398,250
BANK, Ser 2017-BNK5, Cl A5
3.390%, 06/15/60	9,000,000	9,140,193
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	15,000,000	15,538,405
BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61 (A)	3,000,000	3,231,507
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	10,614,446
BBCMS Trust, Ser 2015-STP, Cl D
4.427%, 09/10/28 (A)(B)	5,000,000	4,999,457
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	8,125,657
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/50	10,000,000	10,168,818
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.194%, 06/10/48 (A)	5,000,000	4,889,022
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/50	5,000,000	5,096,798
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.993%, 08/15/45 (A)	1,000,000	1,023,698
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.153%, 04/10/47 (A)(B)	9,500,000	9,270,119
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.603%, 12/10/47 (A)	4,000,000	4,006,289
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.997%, 02/15/41 (A)(B)	4,107,435	254,661
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
2.724%, VAR LIBOR USD 1 Month+0.250%, 04/15/37	145,708	136,937
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	13,022	12,773

Description	Face Amount	Value
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	$356,657	$359,639
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51	10,000,000	10,564,710
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.885%, 11/10/46 (A)(B)	1,450,000	1,509,894
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/58 (A)(B)	3,446,833	3,467,780
Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/50	5,000,000	5,047,787
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.496%, 11/25/52 (A)(B)	35,133,349	33,728,015
Flagstar Mortgage Trust, Ser 2018-2, Cl A6
3.500%, 04/25/48 (A)(B)	7,041,551	7,019,339
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.116%, 08/25/44 (A)(B)	4,000,000	4,168,357
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.068%, 07/25/45 (A)(B)	5,000,000	5,095,723
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.812%, 08/25/45 (A)(B)	4,500,000	4,554,980
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.979%, 06/25/47 (A)(B)	2,000,000	1,995,132
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.721%, 12/25/45 (A)(B)	5,000,000	5,037,217
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.506%, 07/25/22 (A)(B)	5,000,000	5,019,133
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.506%, 07/25/22 (A)(B)	8,000,000	7,896,350
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.681%, 11/25/47 (A)(B)	14,000,000	14,034,268
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (A)(B)	5,000,000	4,943,098
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.053%, 08/25/49 (A)(B)	7,840,000	7,669,618
FREMF Mortgage Trust, Ser 2017-K67, Cl B
4.079%, 09/25/49 (A)(B)	2,000,000	2,025,872
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.933%, 12/25/49 (A)(B)	3,403,000	3,405,868
GS Mortgage Securities Trust, Ser 2017-G5, Cl AS
3.826%, 03/10/50 (A)	3,500,000	3,553,617
GS Mortgage Securities Trust, Ser 2017-GS6, Cl A3
3.433%, 05/10/50	10,000,000	10,115,034
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/50	5,000,000	5,058,744
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/51 (A)	10,000,000	10,563,791

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Impact Funding, Ser 2001-AA, Cl C
5.192%, 07/25/33 (A)(B)	$207,788	$207,103
Impact Funding, Ser 2001-AA, Cl D
5.652%, 07/25/33 (A)(B)	87,994	87,642
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.553%, 06/15/49 (A)	3,328,000	3,230,191
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	3,000,000	2,865,000
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.440%, 02/15/51 (A)	3,768,200	3,495,006
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(B)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	1,027,758	1,028,385
JPMorgan Mortgage Trust, Ser 2019-1, Cl A3
4.000%, 05/25/49 (A)(B)	9,380,436	9,507,457
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.491%, 07/15/40 (A)	1,000,000	1,002,841
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
5.786%, 01/20/41 (A)(B)	3,752,000	3,742,178
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (B)	3,000,000	2,917,133
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.909%, 05/15/49 (A)	2,413,000	2,484,053
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	132,791	134,303
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
6.144%, 06/11/42 (A)	7,108,712	7,492,937
Morgan Stanley Capital I, Ser 2007-T27, Cl B
6.144%, 06/11/42 (A)(B)	500,000	527,863
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.554%, 09/15/47 (A)(B)	2,000,000	2,075,811
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.728%, 05/10/45 (A)(B)	9,160,000	9,609,892
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
5.049%, 05/10/63 (A)(B)	7,095,000	6,828,399
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
5.049%, 05/10/63 (A)(B)	15,339,806	12,057,463
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.199%, 08/10/49 (A)(B)	3,000,000	3,106,287
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.629%, 12/10/45 (A)(B)	13,384,000	12,865,814

Description	Face Amount	Value
Velocity Commercial Capital Loan Trust, Ser 2011-1
6.586%, VAR LIBOR USD 1 Month+4.000%, 08/25/40 (B)	$256,594	$257,746
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.879%, 01/15/59 (A)	5,000,000	5,111,088
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,618,810
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	5,034,298
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5
3.418%, 09/15/50	3,500,000	3,548,721
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/60	3,788,000	3,889,219
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 07/17/36 (A)(B)	5,000,000	5,262,595
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (A)	6,000,000	6,340,163
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1
4.000%, 11/25/48 (A)(B)	14,652,419	14,859,619
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.899%, 03/15/46 (A)	3,000,000	3,118,525

		386,283,478

Non-Agency Residential Mortgage-Backed Obligation — 1.7%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37	1,000,000	—
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	5,008,413	4,990,430
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(B)	1,811,771	1,803,542
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(B)	1,969,605	1,973,326
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.896%, 04/25/43 (A)(B)	194,880,006	8,356,045
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (A)(B)	3,109,920	3,129,479
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	6,330,991	6,370,806
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(B)	2,134,619	2,136,004
Sequoia Mortgage Trust, Ser 2018-3, Cl A4
3.500%, 03/25/48 (A)(B)	3,971,357	3,974,571
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(B)	5,016,476	5,089,391

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7
3.500%, 07/25/47 (A)(B)	$6,595,424	$6,622,249
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.835%, 06/20/44 (A)(B)	3,192,304	3,231,860
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	2,191,094	2,221,563
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	2,797,684	2,803,017
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	3,848,326	3,853,737
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	4,365,613	4,355,712

		60,911,732

Total Mortgage-Backed Securities (Cost $846,294,362)		820,186,961

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Inflationary Protection Securities
1.125%, 01/15/21	5,777,650	5,846,565
1.000%, 02/15/46 to 02/15/48	16,651,520	16,835,155
0.875%, 01/15/29	30,032,400	30,939,530
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	206,210,938
2.625%, 02/15/29	25,000,000	25,254,883
2.375%, 08/15/24	50,000,000	50,164,063
2.250%, 02/29/20 to 11/15/25	310,000,000	309,133,594
2.000%, 08/15/25	40,000,000	39,125,000
1.625%, 05/15/26	25,000,000	23,741,211
1.500%, 08/15/26	25,000,000	23,470,703
U.S. Treasury STRIPS 3.261%, 02/15/46 (C)	2,000,000	887,280

Total U.S. Treasury Obligations (Cost $727,447,798)		731,608,922

CORPORATE OBLIGATIONS — 17.8%
Communication Services — 1.2%
Amazon.com
2.800%, 08/22/24	2,000,000	2,002,641
AT&T
7.875%, 02/15/30	320,000	404,925
4.350%, 03/01/29	5,000,000	5,167,493
4.300%, 02/15/30	12,905,000	13,217,678
Frontier Communications
8.500%, 04/15/20	1,900,000	1,809,750
Intelsat Jackson Holdings
8.500%, 10/15/24 (B)	17,575,000	17,399,250
8.000%, 02/15/24 (B)	1,000,000	1,043,750

		41,045,487

Consumer Discretionary — 1.6%
Block Financial
4.125%, 10/01/20	5,000,000	5,066,960

Description	Face Amount	Value
Choice Hotels International
5.750%, 07/01/22	$5,179,000	$5,515,635
Ford Motor Credit
4.375%, 08/06/23	2,000,000	2,015,378
General Motors Financial
4.000%, 01/15/25	15,126,000	15,166,317
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	3,000,000	2,475,000
JBS USA LUX
7.250%, 06/01/21 (B)	500,000	501,250
L Brands
6.950%, 03/01/33	5,800,000	4,915,500
Lear
5.250%, 01/15/25	1,500,000	1,555,008
McDonald’s MTN
2.625%, 01/15/22	3,000,000	2,996,123
Panther BF Aggregator 2
8.500%, 05/15/27 (B)	3,000,000	3,102,000
Silversea Cruise Finance
7.250%, 02/01/25 (B)	250,000	269,062
Staples
10.750%, 04/15/27 (B)	2,000,000	2,032,500
VistaJet Malta Finance
7.750%, 06/01/20 (B)	11,633,000	11,545,753

		57,156,486

Consumer Staples — 0.0%
Pyxus International
9.875%, 07/15/21	250,000	223,125

Energy — 3.7%
Andina de Fomento
2.750%, 01/06/23	5,000,000	4,933,400
Apache
7.750%, 12/15/29	4,138,000	5,033,308
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,098,262
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/23	10,000,000	9,921,790
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	3,082,980
Midcontinent Express Pipeline
6.700%, 09/15/19 (B)	7,678,000	7,745,191
Noble Holding International
6.050%, 03/01/41	11,362,000	7,442,110
4.625%, 03/01/21	19,404,000	18,821,880
Oman Government International Bond
6.500%, 03/08/47 (B)	2,000,000	1,785,000
Petrobras Global Finance BV
8.750%, 05/23/26	2,000,000	2,397,600
5.299%, 01/27/25	2,000,000	2,054,000
Petroleos Mexicanos
5.350%, 02/12/28	2,000,000	1,878,000
PHI
5.250%, 03/15/19 (D)	30,750,000	21,986,250
Seadrill New Finance
12.000% cash/0% PIK, 07/15/25 (B)(E)	2,012,445	2,040,116
Teekay
8.500%, 01/15/20	7,827,000	8,079,421
Transocean
7.250%, 11/01/25 (B)	5,000,000	4,950,000
6.500%, 11/15/20	19,277,000	19,903,502

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Weatherford International
4.500%, 04/15/22	$8,835,000	$6,140,325

		130,293,135

Financials — 6.3%
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	7,803,533
Bank of Nova Scotia
3.125%, 04/20/21	6,300,000	6,357,613
Capital One Financial
4.200%, 10/29/25	500,000	514,733
3.800%, 01/31/28	10,000,000	9,889,176
Commonwealth Bank of Australia NY
2.550%, 03/15/21	10,390,000	10,351,606
Deutsche Bank
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.003%, 12/29/49	1,000,000	918,750
Deutsche Bank NY
3.150%, 01/22/21	65,847,000	64,928,197
Enova International
8.500%, 09/15/25 (B)	15,000,000	14,628,450
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,103,985
First American Financial
4.300%, 02/01/23	1,000,000	1,015,935
Genworth Holdings
7.625%, 09/24/21	9,650,000	9,408,750
Navient MTN
5.500%, 01/25/23	14,000,000	14,245,000
3.701%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,467,719
PNC Bank
4.050%, 07/26/28	3,000,000	3,141,362
3.250%, 01/22/28	5,000,000	5,046,834
Royal Bank of Canada MTN
6.350%, 08/29/19	3,000,000	3,039,300
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 12/29/49	4,000,000	4,115,000
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,208,465
Synchrony Financial
4.500%, 07/23/25	9,905,000	10,073,162
4.375%, 03/19/24	1,000,000	1,021,956
2.700%, 02/03/20	14,155,000	14,132,334
TMX Finance
11.125%, 04/01/23 (B)	21,000,000	19,950,000
Wachovia
6.605%, 10/01/25	5,650,000	6,528,029

		221,889,889

Health Care — 0.3%
CHS
8.000%, 11/15/19	8,500,000	8,415,000
CVS Health
4.300%, 03/25/28	1,000,000	1,011,076

		9,426,076

Industrials — 2.5%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,960,891
Flowserve
4.000%, 11/15/23	1,000,000	1,010,140
General Electric MTN
5.875%, 01/14/38	4,377,000	4,723,028

Description	Face Amount	Value
5.300%, 02/11/21	$8,000,000	$8,284,469
2.200%, 01/09/20	42,981,000	42,724,067
Great Lakes Dredge & Dock
8.000%, 05/15/22	1,410,000	1,489,313
Hertz
5.875%, 10/15/20	19,728,000	19,728,000
5.500%, 10/15/24 (B)	1,000,000	855,000
Hillman Group
6.375%, 07/15/22 (B)	250,000	231,875
IDEX
4.200%, 12/15/21	100,000	102,599

		86,109,382

Information Technology — 1.7%
Apple
3.200%, 05/13/25	17,712,000	18,049,128
DynCorp International
11.875% cash/0% PIK, 11/30/20 (E)	6,946,941	7,033,778
Flex
4.625%, 02/15/20	15,000,000	15,166,547
Keysight Technologies
4.550%, 10/30/24	1,000,000	1,040,912
Motorola Solutions
7.500%, 05/15/25	15,493,000	18,024,844

		59,315,209

Materials — 0.3%
First Quantum Minerals
7.250%, 05/15/22 (B)	9,920,000	10,031,600
7.000%, 02/15/21 (B)	1,077,000	1,096,521

		11,128,121

Real Estate — 0.2%
Brookfield Property REIT
5.750%, 05/15/26 ‡(B)	2,000,000	2,027,500
CBL & Associates
5.250%, 12/01/23 ‡	3,750,000	2,662,500
4.600%, 10/15/24 ‡	2,000,000	1,320,000

		6,010,000

Total Corporate Obligations (Cost $624,295,261)		622,596,910

ASSET-BACKED SECURITIES — 14.5%
Automotive — 10.1%
American Credit Acceptance Receivables Trust 2019-1, Ser 2019-1, Cl C
3.500%, 04/14/25 (B)	4,600,000	4,635,430
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	3,250,000	3,326,778
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	3,250,000	3,278,452
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (B)	1,000,000	1,015,745
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (B)	2,860,947	2,861,952
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (B)	2,180,000	2,200,857

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl D
3.930%, 04/10/24 (B)	$4,200,000	$4,239,291
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl D
4.400%, 01/13/25 (B)	17,605,000	18,010,565
AmeriCredit Automobile Receivables Trust 2017-2, Ser 2017-2, Cl D
3.420%, 04/18/23	8,570,000	8,614,538
Benefit Street Partners CLO IV, Ser 2019-IVA, Cl A1RR
3.842%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/29 (B)	10,000,000	10,000,000
Canadian Pacer Auto Receivables Trust 2019-1, Ser 2019-1A, Cl A4
2.960%, 06/19/24 (B)	5,000,000	5,021,796
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,610,871
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,383,797
CarMax Auto Owner Trust, Ser 2016-4, Cl D
2.910%, 04/17/23	3,500,000	3,470,480
CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	5,250,000	5,253,202
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (B)	2,000,000	2,002,593
Carvana Auto Receivables Trust 2019-1, Ser 2019-1A, Cl E
5.640%, 01/15/26 (B)	5,000,000	5,033,947
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	1,005,736
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	4,030,344
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,803,437
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,284,605
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (B)	10,540,000	10,869,478
CPS Auto Receivables Trust, Ser 2016-B, Cl C
4.220%, 03/15/22 (B)	3,498,754	3,515,436
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	6,500,000	6,960,978
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	8,378,893
CPS Auto Receivables Trust, Ser 2017-B, Cl D
3.950%, 03/15/23 (B)	3,500,000	3,535,322

Description	Face Amount	Value
Drive Auto Receivables Trust, Ser 2016-BA, Cl D
4.530%, 08/15/23 (B)	$2,000,000	$2,022,301
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	7,835,000	7,913,410
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,659,330
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (B)	2,750,000	2,859,734
Exeter Automobile Receivables Trust 2018-1, Ser 2018-1A, Cl D
3.530%, 11/15/23 (B)	5,500,000	5,539,087
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	12,000,000	12,105,098
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	5,145,220
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	3,000,000	3,026,002
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B
3.000%, 12/15/21 (B)	4,144,719	4,145,362
First Investors Auto Owner Trust 2019-1, Ser 2019-1A, Cl D
3.550%, 04/15/25 (B)	1,700,000	1,701,560
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,264,367
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,029,811
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	5,218,145
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	16,269,204
Flagship Credit Auto Trust, Ser 2016-3, Cl D
3.890%, 11/15/22 (B)	5,000,000	5,042,988
Flagship Credit Auto Trust, Ser 2018-2, Cl C
3.890%, 09/16/24 (B)	11,286,000	11,474,102
Ford Credit Auto Owner Trust 2019-A, Ser 2019-A, Cl B
3.020%, 10/15/24	15,000,000	15,109,250
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	7,000,000	7,046,087
Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A
5.540%, 11/15/23 (B)	13,000,000	13,208,534
Foursight Capital Automobile Receivables Trust, Ser 2017-1, Cl C
3.470%, 12/15/22 (B)	2,200,000	2,206,547
Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (B)	4,650,000	4,774,082

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
GLS Auto Receivables Trust, Ser 2016-1A, Cl D
9.130%, 01/18/22 (B)	$7,075,000	$7,610,441
Golub Capital Partners CLO 34M, Ser 2019-34A, Cl AR
4.245%, VAR ICE LIBOR USD 3 Month+1.700%, 03/14/31 (B)	7,000,000	6,992,538
Honor Automobile Trust Securitization, Ser 2016-1A, Cl B
5.760%, 04/15/21 (B)	4,913,828	4,915,069
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (B)	2,500,000	1,124,225
Kabbage Funding, Ser 2019-1, Cl A
3.825%, 03/15/24 (B)	9,600,000	9,663,787
MelTel Land Funding, Ser 2019-1A, Cl B
4.701%, 04/15/49 (B)	1,300,000	1,308,871
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl AR
4.180%, VAR ICE LIBOR USD 3 Month+1.600%, 10/25/28 (B)	5,000,000	5,000,000
Oak Hill Credit Partners X-R, Ser 2018-10RA, Cl C
4.792%, VAR ICE LIBOR USD 3 Month+2.200%, 12/12/30 (B)	5,100,000	5,064,688
Octagon Investment Partners XX, Ser 2019-4A, Cl B
4.435%, VAR ICE LIBOR USD 3 Month+1.900%, 05/12/31 (B)	9,500,000	9,500,000
OSCAR US Funding Trust V, Ser 2016-2A, Cl A4
2.990%, 12/15/23 (B)	14,591,000	14,589,643
Stack Infrastructure Issuer Series 2019-1, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (B)	3,594,000	3,672,054
United Auto Credit Securitization Trust 2018-1, Ser 2018-1, Cl E
4.840%, 08/10/23 (B)	5,000,000	5,087,092
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E
6.520%, 06/15/22 (B)	5,000,000	5,007,485
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (B)	3,043,000	3,047,494

		351,688,131

Commercial Mortgage-Backed Obligation — 1.0%
BANK 2019-BNK16, Ser BN16, Cl A4
4.005%, 02/15/52	4,500,000	4,779,356
CSAIL 2019-C15 Commercial Mortgage Trust, Ser C15, Cl A4
4.053%, 03/15/52	10,000,000	10,580,090
Galton Funding Mortgage Trust 2019-1, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(B)	2,805,779	2,838,716
Homeward Opportunities Fund I Trust 2019-1, Ser 2019-1, Cl A1
3.454%, 01/25/59 (A)(B)	4,949,389	4,960,805
Sequoia Mortgage Trust 2019-CH1, Ser 2019-CH1, Cl A1
4.000%, 03/25/49 (A)(B)	4,952,562	5,102,585

Description	Face Amount	Value
WFRBS Commercial Mortgage Trust 2014-C25, Ser C25, Cl D
3.803%, 11/15/47 (A)(B)	$7,310,000	$6,563,992

		34,825,544

Consumer Discretionary — 0.2%
CPS Auto Receivables Trust 2019-B, Ser 2019-B, Cl F
7.480%, 06/15/26 (B)	6,055,000	6,053,376

Other Asset-Backed Securities — 2.4%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	2,637,215	2,864,700
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	779,367	915,469
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,027,802	2,136,529
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (B)	6,166,988	6,231,971
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (B)	2,501,253	2,520,430
CFG Investments, Ser 2017-1, Cl A
7.870%, 11/15/26 (B)	13,000,000	13,105,516
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (B)	6,000,000	6,116,834
Credibly Asset Securitization, Ser 2018-1A, Cl C
6.760%, 11/15/23	1,451,000	1,483,194
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (B)	11,086,500	9,451,818
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (B)	6,000,000	2,029,800
Harvest SBA Loan Trust, Ser 2018-1, Cl A
4.727%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (B)	7,094,788	7,028,155
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (B)	2,699,866	2,787,024
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (B)	6,000,000	6,041,148
SFS Asset Securitization, Ser 2018-1, Cl A
4.793%, 05/15/23 (B)	5,500,000	5,492,311
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	6,000,000	6,024,134
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	4,103,750	3,970,919
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	2,995,483	3,144,301
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (B)	2,675,000	2,682,493

		84,026,746

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
5.102%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	$5,000,000	$4,651,595
College Ave Student Loans, Ser 2018-A, Cl A1
3.677%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (B)	3,794,961	3,838,610
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	6,423,919	6,338,899
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.977%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	10,000,000	9,886,806
SLM Student Loan Trust, Ser 2012-7, Cl B
4.277%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,975,808

		29,691,718

Total Asset-Backed Securities (Cost $505,297,004)		506,285,515

COLLATERALIZED LOAN OBLIGATIONS — 12.9%
Collateralized Loan Obligation — 12.9%
Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A
4.127%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (B)	3,000,000	3,007,065
Apidos XXVIII, Ser 2017-28A, Cl A2
3.992%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (B)	15,000,000	14,630,730
Avery Point IV CLO, Ser 2017-1A, Cl BR
4.180%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,495,042
BCC Middle Market, Ser 2018-1A, Cl A1A
4.142%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (B)	12,000,000	11,936,316
Benefit Street Partners III, Ser 2017-IIIA, Cl A1R
3.842%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	15,000,000	15,008,130
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
6.492%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (B)	2,000,000	1,996,950
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
9.192%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	4,877,380
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
9.842%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (B)	1,000,000	995,214
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
3.692%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (B)	5,450,000	5,404,062
Benefit Street Partners X, Ser 2016-10A, Cl A1
4.087%, VAR ICE LIBOR USD 3 Month+1.490%, 01/15/29 (B)	4,000,000	3,998,416

Description	Face Amount	Value
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
4.388%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	$4,500,000	$4,343,994
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
3.777%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (B)	25,000,000	24,893,150
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
4.447%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (B)	7,000,000	6,992,867
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
3.632%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (B)	15,000,000	14,856,375
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
3.737%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (B)	15,845,000	15,717,527
CIFC Funding, Ser 2018-1A, Cl A
3.601%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (B)	10,000,000	9,838,570
CIFC Funding, Ser 2018-1A, Cl C
4.351%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	2,000,000	1,932,172
Emerson Park, Ser 2017-1A, Cl DR
5.997%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	4,500,000	4,490,428
Fortress Credit Opportunities IX, Ser 2017-9A, Cl A1T
4.234%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (B)	21,000,000	20,886,873
Galaxy XXI, Ser 2015-21A, Cl AR
3.612%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (B)	5,000,000	4,928,805
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
4.291%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (B)	15,000,000	14,992,035
GoldentTree Loan Management US, Ser 2017-1A, Cl A
3.812%, VAR ICE LIBOR USD 3 Month+1.220%, 04/20/29 (B)	17,000,000	17,002,720
Golub Capital Partners, Ser 2017-17A, Cl A1R
4.230%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	9,000,000	8,999,730
Golub Capital Partners, Ser 2017-19RA, Cl A1A
3.886%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	19,932,740
Golub Capital Partners, Ser 2017-21A, Cl AR
4.050%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (B)	11,000,000	10,881,024
Golub Capital Partners, Ser 2017-21A, Cl CR
5.030%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	2,000,000	1,875,020

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-22A, Cl AR
3.772%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (B)	$9,000,000	$8,903,196
Golub Capital Partners, Ser 2017-23A, Cl AR
3.792%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (B)	20,000,000	19,802,640
Golub Capital Partners, Ser 2017-23A, Cl BR
4.142%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	4,000,000	3,890,888
Golub Capital Partners, Ser 2017-24A, Cl AR
4.333%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	9,496,352
Golub Capital Partners, Ser 2017-24A, Cl DR
6.633%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	2,984,964
Golub Capital Partners, Ser 2018-26A, Cl BR
4.142%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	4,000,000	3,888,340
Golub Capital Partners, Ser 2018-36A, Cl A
4.033%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (B)	11,000,000	10,944,549
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
3.681%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (B)	13,000,000	12,890,826
LCM XXII, Ser 2016-22A, Cl A1
4.072%, VAR ICE LIBOR USD 3 Month+1.480%, 10/20/28 (B)	6,200,000	6,224,254
MCF IV, Ser 2017-1A, Cl AR
4.142%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)	10,000,000	10,001,680
MCF IV, Ser 2017-1A, Cl CR
5.242%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	3,000,000	2,941,971
NXT Capital, Ser 2017-1A, Cl A
4.292%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	9,000,000	9,004,410
Oaktree EIF II, Ser 2017-IIIA, Cl A2
4.038%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	7,250,000	7,252,951
Octagon Investment Partners XX, Ser 2017-1A, Cl BR
4.198%, VAR ICE LIBOR USD 3 Month+1.500%, 08/12/26 (B)	10,000,000	10,004,650
OHA Credit Partners VII, Ser 2016-7A, Cl DR
6.844%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	6,487,559
OZLM Funding IV, Ser 2017-4A, Cl A2R
4.292%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	4,952,460
OZLM XVI, Ser 2017-16A, Cl A1
3.943%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	9,999,090
Parallel, Ser 2015-1A, Cl AR
3.442%, 07/20/27	4,000,000	3,982,772

Description	Face Amount	Value
Parallel, Ser 2017-1A, Cl A1
3.902%, VAR ICE LIBOR USD 3 Month+1.310%, 07/20/29 (B)	$8,500,000	$8,496,812
Race Point IX, Ser 2017-9A, Cl BR
4.747%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (B)	1,000,000	964,588
Sudbury Mill, Ser 2013-1A, Cl E
7.338%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	1,418,864
Thayer Park, Ser 2017-1A, Cl B
4.942%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	9,491,536
Venture XIX, Ser 2018-19A, Cl ARR
3.857%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (B)	19,250,000	19,198,699
Zais, Ser 2017-1A, Cl A2
4.097%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	10,000,000	9,997,290
Zais, Ser 2018-1A, Cl B
4.047%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (B)	5,000,000	4,893,960

		450,028,636

Total Collateralized Loan Obligations (Cost $452,168,140)		450,028,636

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FFCB
3.460%, 10/24/23	10,000,000	10,031,213
3.060%, 04/19/27	4,500,000	4,466,467
FHLB
3.500%, 10/30/30	11,840,000	11,799,753
2.625%, 04/15/24	5,000,000	4,966,607
2.050%, 12/06/21	1,350,000	1,339,695
FHLMC
2.500%, 3.000%, 12/27/19, 12/27/22	4,000,000	3,997,931
2.750%, 04/29/22	10,000,000	9,993,782
2.220%, 05/16/22	6,000,000	5,940,775
1.125%, 08/12/21	1,000,000	974,326
FNMA
2.875%, 10/30/20	5,000,000	5,039,857
2.250%, 10/30/24	10,000,000	9,920,100

Total U.S. Government Agency Obligations (Cost $68,602,383)		68,470,506

MUNICIPAL BONDS — 1.6%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,422,405
California State, Build America Bonds, GO
Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,126,210
Dallas County Schools, Taxable Public Property Finance, GO (D)
3.450%, 06/01/22	1,214,550	1,190,259
3.200%, 06/01/21	1,218,588	1,194,217
Dallas County, Schools Tax, GO (D)
4.000%, 06/01/19	1,168,142	1,144,780
3.000%, 06/01/19	723,226	708,761

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	$8,335,059	$6,397,158
Hidalgo County, Build America Bonds, GO, AGC
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	504,670
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,387,960
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,070,870
Mission, Economic Development, RB
Callable 12/01/20 @ 300 10.875%, 12/01/28 (F)	3,315,000	33,150
9.750%, 12/01/25 (F)	3,045,000	30,450
8.550%, 12/01/21 (F)	2,125,000	1,866,409
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	17,257,174
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB,
Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,160,550
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,604,468
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100 8.750%, 08/15/27	1,185,000	1,216,236
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,288,550
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,617,430

		57,221,707

Total Municipal Bonds (Cost $61,445,458)		57,221,707

SOVEREIGN DEBT — 0.6%
Argentine Republic Government International Bond
6.875%, 01/11/48	9,202,000	6,096,325
Brazilian Government International Bond
4.625%, 01/13/28	2,000,000	2,007,000
Kenya Government International Bond
7.250%, 02/28/28 to 02/28/28 (B)	4,000,000	3,965,800
Mexico Government International Bond
3.625%, 03/15/22	1,000,000	1,017,500
Turkey Government International Bond
6.125%, 10/24/28	1,000,000	896,130
4.250%, 04/14/26	1,000,000	831,340

Description	Face Amount/ Shares	Value
Ukraine Government International Bond
7.750%, 09/01/19 to 09/01/20	$8,000,000	$8,022,440

		22,836,535

Total Sovereign Debt (Cost $23,843,759)		22,836,535

COMMON STOCK — 0.1%
Seadrill Ltd.	206,695	1,820,795
Seadrill Ltd.*	39,323	319,696

Total Common Stock (Cost $536,742)		2,140,491

COMMERCIAL PAPER — 0.7%
Barton Capital S.A.
2.505%, 05/08/19	2,000,000	1,998,902
2.475%, 05/28/19	2,500,000	2,495,071
Ford Motor Credit
3.066%, 06/10/19	10,000,000	9,965,093
General Motors Financial
2.895%, 05/08/19	3,350,000	3,347,852
Marriott International, Inc
2.734%, 05/22/19	2,500,000	2,495,883
Verizon Wireless
2.602%, 05/13/19	5,000,000	4,995,224

Total Commercial Paper (Cost $25,300,311)		25,298,025

CASH EQUIVALENT — 0.0%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $621,669)	621,669	621,669

REPURCHASE AGREEMENTS(G) — 5.3%
Kgs Alpha 1 Mo Term*** 2.510%, dated 04/04/19, to be repurchased on 05/06/19, repurchase price $10,022,311 (collateralized by various FMAC/FNMA/GNMA obligations, par value $296 - $48,857,856, 0.000% - 9.000%, 03/15/21 - 12/20/68, with total market value of $10,839,028)	10,000,000	10,000,000
Kgs Alpha 1 Mo Term*** 2.550%, dated 04/30/19, to be repurchased on 05/30/19, repurchase price $10,021,250 (collateralized by various GNMA obligations, par value $30,291,324 - $47,204,760, 0.000% - 3.577%, 04/20/49, with total market value of $10,900,000)	10,000,000	10,000,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Face Amount	Value
Kgs Alpha 1 Mo Term*** 2.530%, dated 04/18/19, to be repurchased on 05/20/19, repurchase price $15,033,733 (collateralized by various FMAC/FNMA/GNMA obligations, par value $4,000 - $73,964,800, 0.869% - 12.677%, 12/25/31 - 03/20/69, with total market value of $15,912,519)	$15,000,000	$15,000,000
Kgs Alpha Overnight*** 2.750%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $149,011,382 (collateralized by various FMAC/FNMA/GNMA obligations, par value $1,024 - $229,005,760, 0.000% - 15.087%, 02/25/25 - 03/20/69, with total market value of $160,308,958)	149,000,000	149,000,000

Total Repurchase Agreements (Cost $184,000,000)		184,000,000

Total Investments — 99.8% (Cost $3,519,852,887)		$3,491,295,877

Percentages are based on Net Assets of $3,498,090,913.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2019.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2019 was $1,277,382,659 and represents 36.5% of Net Assets.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(D)	Security in default on interest payments.
(E)	Distributions are paid-in-kind.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

CPI YOY – Consumer Price Index Year Over Year

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IO – Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

PIK – Payment-in-Kind

RB – Revenue Bond

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

USD – U.S. Dollar

VAR – Variable

The following is a list of the level of inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$820,186,961	$—	$820,186,961
U.S. Treasury Obligations	677,100,392	54,508,530	—	731,608,922
Corporate Obligations	—	622,596,910	—	622,596,910
Asset-Backed Securities	—	506,285,515	—	506,285,515
Collateralized Loan Obligations	—	450,028,636	—	450,028,636
U.S. Government Agency Obligations	—	68,470,506	—	68,470,506
Municipal Bonds	—	55,291,698	1,930,009	57,221,707
Commercial Paper	—	25,298,025	—	25,298,025
Sovereign Debt	—	22,836,535	—	22,836,535
Common Stock	2,140,491	—	—	2,140,491
Cash Equivalent	621,669	—	—	621,669
Repurchase Agreements	—	184,000,000	—	184,000,000

Total Investments in Securities	$679,862,552	$2,809,503,316	$1,930,009	$3,491,295,877

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the year ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 100.1%
Communication Services — 4.0%
Comcast, Cl A	22,310	$971,154
Verizon Communications	17,392	994,649

		1,965,803

Consumer Discretionary — 9.1%
Carnival	18,536	1,016,885
Las Vegas Sands	11,402	764,504
Lowe’s	13,517	1,529,313
PVH	4,000	515,960
Walt Disney	4,770	653,347

		4,480,009

Consumer Staples — 4.5%
Ingredion	8,963	849,244
Tyson Foods, Cl A	17,996	1,349,880

		2,199,124

Energy — 8.9%
Chevron	9,598	1,152,336
Occidental Petroleum	19,106	1,124,961
Royal Dutch Shell ADR, Cl B	19,836	1,287,158
Valero Energy	8,815	799,168

		4,363,623

Financials — 30.9%
American Express	10,603	1,242,990
American International Group	21,987	1,045,922
Aon	6,403	1,153,437
Bank of America	51,806	1,584,228
Bank of New York Mellon	11,511	571,636
Capital One Financial	12,841	1,192,030
Cboe Global Markets	9,756	991,307
Chubb	8,186	1,188,607
Citigroup	13,242	936,209
Fidelity National Financial	39,114	1,562,604
JPMorgan Chase	10,235	1,187,772
KeyCorp	43,253	759,090
Nasdaq	12,325	1,136,365
Wells Fargo	12,747	617,082

		15,169,279

Health Care — 13.4%
AbbVie	7,246	575,260
Anthem	3,445	906,138
AstraZeneca ADR	13,000	489,580
Johnson & Johnson	7,684	1,084,981
Medtronic	14,658	1,301,777
Merck	12,615	992,927
Perrigo	8,935	428,165
Roche Holding ADR	23,500	776,910

		6,555,738

Industrials — 10.4%
Delta Air Lines	22,504	1,311,758
Eaton	13,725	1,136,704
Johnson Controls International	28,300	1,061,250
Kansas City Southern	6,511	801,765
Raytheon	4,391	779,798

		5,091,275

Information Technology — 10.1%
Cisco Systems	18,214	1,019,073
Corning	27,755	883,997
DXC Technology	16,716	1,098,910
eBay	26,666	1,033,308

Description	Shares	Value
Microsoft	6,939	$906,233

		4,941,521

Materials — 1.9%
DowDuPont	23,757	913,457

Real Estate — 2.3%
Weyerhaeuser ‡	42,355	1,135,114

Utilities — 4.6%
FirstEnergy	17,602	739,812
PPL	48,663	1,518,772

		2,258,584

Total Common Stock (Cost $44,181,642)		49,073,527

Total Investments — 100.1% (Cost $44,181,642)		$49,073,527

Percentages are based on Net Assets of $49,046,565.

§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

USD — U.S. Dollar

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2300